UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

May 1, 2023

THE GUARDIAN INVESTOR® INDIVIDUAL VARIABLE ANNUITY

Issued by The Guardian Insurance & Annuity Company, Inc.

Separate Account D

The prospectus for the Guardian Investor Individual Variable Annuity, an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at https://guardianlife.onlineprospectus.net/guardianlife/Investor/index.html? where=eengine.goToDocument(%22Product%20Prospectus%22). You can also obtain this information at no cost by calling 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in This Prospectus

Accumulation Period:

The period between the issue date of the contract and the retirement date.

Accumulation Unit:

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value:

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant:

The person on whose life the annuity payments payable under the contract are based.

Retirement Date:

The date on which annuity payments under the contract begin.

Annuity Payments:

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit:

A measure used to determine the amount of any variable annuity payment.

Business Day:

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date:

The annual anniversary measured from the issue date of the contract.

Contract Owner:

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Funds:

The open-end management investment companies, each corresponding to a Variable Investment Option.

Good Order:

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.

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Mailing Address

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P.O. Box 981592

El Paso, TX 79998-1592

Valuation Period:

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options:

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option –available for allocations of net premium payments and accumulation values.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract. There have been changes to the underlying Funds’ information in the Fees and Expenses table and Appendix A that are contained in this Summary Prospectus.

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Important Information You Should Consider About The Contract

An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

For Single Premium Payment Contracts: If you withdraw money during the first 7 contract years following your single premium payment, you may be assessed a surrender charge of up to 6% of the premium withdrawn, declining to 0% over that time period.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For Flexible Premium Payment Contracts, the surrender charge will be the lesser of: 6% of the total premium payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount withdrawn.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

				Financial Information – Contract Costs and Expenses
Transaction Charges

In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Variable Investment Options and the fixed-rate option.

Transfer Fee. We reserve the right to impose a maximum fee of $25 per transfer, if you make more than twelve transfers within a contract year.

				Financial Information – Contract Costs and Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.			Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.15%	1.15%
	Investment Fund options (portfolio company fees and expenses)[2]	0.41%	1.62%
	Optional benefits available for an additional benefits charge (for a single optional benefit if elected)[3]	0.25%	0.30%
	[1] As a percentage of value in the Separate Account. [2] As a percentage of Fund net assets. [3] The minimum and maximum fee shown is calculated as a percentage of the value in the Separate Account.
	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost $1,942	Highest Annual Cost $3,523

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract class, fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and fund fees and expenses

• No sales charges

• No additional purchase payments, transfers, or withdrawals

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract including loss of principal.	Principal Risks
Not a Short-Term Investment

This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for the first 7 years of the contract. Surrender charges will reduce the value of your contract if you withdraw money during that time.

The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks
Risks Associated with Investments

• An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

• Each investment option, including the fixed-rate option, has its own unique risks.

• You should review the prospectuses for the available funds before making an investment decision.

Principal Risks
Insurance Company Risks	An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-482-7342.	Principal Risks
Restrictions		Location in Prospectus
Investments

• We reserve the right to impose a charge for transfers among investment options.

• We may limit transfers based on frequent trading activity.

• We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract.

• You may choose to invest in a maximum of 20 of the 37 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option, if available, at any

The Accumulation Period
Optional Benefits

• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

• Optional benefits may be only available at the time you purchase your contract.

Other Contract Features
Taxes		Location in Prospectus
Tax Implications

• You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

• If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.

• You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.

Financial Information – Federal tax matters

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Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.	Your rights and responsibilities – Distribution of the contract
Exchanges	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Buying a contract

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/Investor/index.html?where=eengine.goToDocument (%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein, L.P.	1.15%	-27.17%	7.72%	9.99%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	-8.53%	4.76%	10.22%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-26.80%	2.72%	5.68%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)(1) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.73%	-38.21%	12.97%	14.98%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.86%	-14.85%	5.84%	9.85%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.35%	-12.92%	3.46%	7.49%
The fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.78%	-17.54%	N/A	N/A

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			As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	-8.28%	N/A	N/A
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series I) Invesco Advisers, Inc.	0.57%	-7.51%	5.62%	8.40%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.72%	-15.94%	9.62%	13.39%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.55%	-33.55%	9.75%	13.00%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.64%	-19.41%	6.55%	9.15%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.56%	-29.58%	8.17%	11.44%
Seeks capital appreciation.	MFS® Growth Series (Initial Class) Massachusetts Financial Services Company	0.74%	-31.63%	9.57%	13.05%
Seeks capital appreciation.	MFS® New Discovery Series (Initial Class) Massachusetts Financial Services Company	0.87%	-29.76%	7.81%	9.99%

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APPENDIX A

			As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks total return.	MFS® Total Return Series (Initial Class) Massachusetts Financial Services Company	0.61%	-9.58%	5.18%	7.34%
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.12%	-11.50%	-0.76%	4.05%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	-19.36%	9.06%	12.23%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	-13.55%	2.80%	3.96%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	-15.81%	2.33%	5.09%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-4.33%	7.02%	10.86%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-22.46%	-2.99%	1.05%

(1)	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2023. Both documents contain additional important information about the contract. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.

You may request a free copy of the SAI or submit inquiries by calling 1-888-GUARDIAN (1-888-482-7342) or by visiting us online at https://guardianlife.onlineprospectus.net/guardianlife/Investor/index.html? where=eengine.goToDocument(%22Product%20Prospectus%22).

You may also obtain reports and other information about GIAC on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract ID: C000023900

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